Schedule of Investments January 31, 2020 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 84.0%
Consumer Staples - 10.1%
Calavo Growers, Inc.	92,057	$7,052,487
Cal-Maine Foods, Inc.	1,657,214	59,145,968
Clorox Co.	26,872	4,227,234
Henkel AG & Co. KGaA - ADR	1,265,249	29,442,344
Pernod Ricard SA - ADR	585,340	20,217,644
Sanderson Farms, Inc.	369,553	50,883,752
Sysco Corp.	43,999	3,614,078
		174,583,507
Financials # - 25.7%
Charles Schwab Corp.	441,839	20,125,766
Chubb Ltd.	228,436	34,719,988
Everest Re Group, Ltd.	30,553	8,450,043
MetLife, Inc.	823,961	40,959,101
Northern Trust Corp.	150,905	14,760,018
Reinsurance Group of America, Inc.	592,810	85,394,281
TD Ameritrade Holding Corp.	1,079,951	51,276,074
Travelers Companies, Inc.	803,540	105,761,935
UMB Financial Corp.	369,046	24,526,797
Unum Group	936,960	25,007,462
Valley National Bancorp	2,216,469	23,339,419
W.R. Berkley Corp.	123,015	9,045,293
		443,366,177
Healthcare - 20.6%
Dentsply Sirona, Inc.	880,260	49,294,560
Envista Holdings Corp. *	1,394,719	41,269,735
Globus Medical, Inc. - Class A *	162,513	8,496,180
ICU Medical, Inc. *	338,711	61,804,596
Merit Medical Systems, Inc. *	1,192,521	43,431,615
Smith & Nephew - ADR	1,410,405	67,713,544
Universal Health Services, Inc. - Class B	178,812	24,516,913
Wright Medical Group N.V.*	1,933,340	58,270,868
		354,798,011
Industrials - 15.1%
ABB Ltd. - ADR	349,628	8,100,881
Amphenol Corp. - Class A	512,597	50,988,024
Deere & Co.	20,946	3,321,617
Epiroc Aktiebolag - ADR	1,015,098	11,633,023
Graco Inc.	81,397	4,326,250
Lindsay Corp.	326,140	32,623,784
Mueller Water Products, Inc. - Class A	1,795,209	20,914,185
Schneider Electric SE - ADR	414,679	8,264,552
WABCO Holdings, Inc. *	826,505	112,115,403
Werner Enterprises, Inc.	102,609	3,782,168
Xylem, Inc.	50,347	4,111,336
		260,181,223
Information Technology - 1.2%
ON Semiconductor Corp. *	881,757	20,412,675
Materials - 1.0%
AptarGroup, Inc.	109,142	12,606,993
Ecolab Inc.	20,330	3,986,916
		16,593,909
Real Estate - 5.7%
Equity Commonwealth	2,846,126	93,324,471
Healthcare Realty Trust, Inc.	120,174	4,333,474
		97,657,945
Utilities - 4.6%
American Water Works Co., Inc.	30,499	4,153,964
Aqua America, Inc.	540,957	28,097,306
California Water Service Group	277,398	14,580,039
Middlesex Water Co.	84,807	5,534,505
Northwest Natural Holding Co.	58,285	4,276,953
SJW Group	298,800	21,916,980
		78,559,747
TOTAL COMMON STOCKS
(Cost $1,368,953,033)		1,446,153,194

CONVERTIBLE PREFERRED STOCKS - 8.7%
Financials # - 5.6%
Charles Schwab Corp, Series C, 6.000%	164,704	4,374,538
Charles Schwab Corp, Series D, 5.950%	541,072	14,479,087
MetLife, Inc., Series A, 4.000%	364,832	9,106,207
MetLife, Inc., Series E, 5.625%	769,947	21,450,723
MetLife, Inc., Series F, 4.750%	344,166	8,803,766
Northern Trust Corp., Series E, 4.700%	805,960	21,148,390
Reinsurance Group of America, Inc., 6.200%, 9/15/2042	147,019	4,068,016
Reinsurance Group of America, Inc., 5.750%, 6/15/2056	27,330	806,235
W.R. Berkley Corp., 5.625%, 4/30/2053	443,140	11,384,267
		95,621,229
Healthcare - 0.2%
Becton, Dickinson and Co., Series A, 6.125%, 5/1/2020	65,962	4,323,809
Utilities - 2.9%
Aqua America, Inc., 6.000%, 4/30/2022	737,786	50,044,025
Total Convertible Preferred Stocks
(Cost $137,753,124)		149,989,063

SHORT-TERM INVESTMENT - 8.8%
First American Government Obligations Fund, Class X, 1.49% ^
(Cost $151,236,980)	151,236,980	151,236,980

Total Investments - 101.5%
(Cost $1,657,943,137)		1,747,379,237
Other Assets and Liabilities, Net - (1.5)%		(25,437,050)
Total Net Assets - 100.0%		$1,721,942,187

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2020.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,446,153,194	$-	$-	$1,446,153,194
Convertible Preferred Stocks	149,989,063	-	-	149,989,063
Short-Term Investment	151,236,980	-	-	151,236,980
Total Investments	$1,747,379,237	$-	$-	$1,747,379,237

Refer to the Schedule of Investments for further information on the classification of investments.